Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Organization and Summary of Significant Accounting Policies [Abstract]
Organization
Organization

Surrey Bancorp (the “Company”) began operation on May 1, 2003, and was created for the purpose of acquiring all the outstanding shares of common stock of Surrey Bank & Trust. Shareholders of the Bank received six shares of Surrey Bancorp common shares for every five shares of Surrey Bank & Trust common shares owned.  The Company is subject to regulation by the Federal Reserve.

Surrey Bank & Trust (the “Bank”) was organized and incorporated under the laws of the State of North Carolina on July 15, 1996, and commenced operations on July 22, 1996.  The Bank currently serves Surry County, North Carolina and Patrick County, Virginia and surrounding areas through five banking offices.  As a state chartered bank, which is not a member of the Federal Reserve, the Bank is subject to regulation by the State of North Carolina Banking Commission and the Federal Deposit Insurance Corporation.

Surrey Investment Services, Inc. (“Subsidiary”) was organized and incorporated under the laws of the State of North Carolina on February 10, 1998.  The subsidiary provides insurance services through SB&T Insurance and investment advice and brokerage services through LPL Financial.

On July 31, 2000, Surrey Bank & Trust formed Freedom Finance, LLC (originally named Friendly Finance, LLC) a subsidiary operation specializing in the purchase of sales finance contracts from local automobile dealers.

The accounting and reporting policies of the Company and subsidiaries follow U.S. generally accepted accounting principles and general practices within the financial services industry.  Following is a summary of the more significant policies.

Critical Accounting Policies
Critical Accounting Policies

Management believes the policies with respect to the methodology for the determination of the allowance for loan losses, and asset impairment judgments, including the recoverability of intangible assets involve a higher degree of complexity and require management to make difficult and subjective judgments which often require assumptions or estimates about highly uncertain matters.  Changes in these judgments, assumptions or estimates could cause reported results to differ materially.  These critical policies and their application are periodically reviewed with the Audit Committee and the Board of Directors.

Principles of Consolidation
Principles of Consolidation

The consolidated financial statements include the accounts of the Company, the Bank, and Subsidiaries.  All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans.  In connection with the determination of the allowances for loan and foreclosed real estate losses, management obtains independent appraisals for significant properties.

Substantially, all of the Company’s loan portfolio consists of loans in its market area.  Accordingly, the ultimate collectability of a substantial portion of the Company’s loan portfolio and the recovery of a substantial portion of the carrying amount of foreclosed real estate are susceptible to changes in local market conditions.  The regional economy is diverse, but influenced to an extent by the manufacturing and agricultural segments.

While management uses available information to recognize loan and foreclosed real estate losses, future additions to the allowances may be necessary based on changes in local economic conditions.  In addition, regulatory agencies, as a part of their routine examination process, periodically review the Company’s allowances for loan and foreclosed real estate losses.  Such agencies may require the Company to recognize additions to the allowances based on their judgments about information available to them at the time of their examinations.  Because of these factors, it is reasonably possible that the allowances for loan and foreclosed real estate losses may change materially in the near term.

Cash and Due from Banks
Cash and Due from Banks

For the purpose of presentation in the statement of cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet caption “cash and due from banks.” The Company maintains due from accounts with correspondent banks. During the normal course of business, the Company may have cash deposits with these banks that are in excess of federally insured limits.

Interest-Bearing Deposits with Banks
Interest-bearing Deposits with Banks

Interest-bearing deposits with banks mature within one year and are carried at cost.  These deposits are primarily at the Federal Home Loan Bank of Atlanta, which sweeps excess funds out nightly and invests the funds in accounts that pay a daily rate that mirrors the federal funds rate, and the Federal Reserve Bank. Other deposits included in this category are money market accounts and short-term certificates of deposit issued through the Certificate of Deposit Account Registry Service (“CDARS”).

Trading Securities	Trading Securities The Company does not hold securities for short-term resale and therefore does not maintain a trading securities portfolio.
Securities Held to Maturity
Securities Held to Maturity

Bonds, notes, and debentures for which the Company has the positive intent and ability to hold to maturity are reported at cost, adjusted for premiums and discounts that are recognized in interest income using the interest method over the period to maturity or to call dates.  No securities held by the Company for the periods presented were classified as held to maturity.

Securities Available for Sale
Securities Available for Sale

Available for sale securities are reported at fair value and consist of bonds, notes, debentures, and certain equity securities not classified as trading securities or as held to maturity securities.

Unrealized holding gains and losses, net of tax, on available for sale securities are reported as a net amount in a separate component of stockholders’ equity.  Realized gains and losses on the sale of available for sale securities are determined using the specific-identification method and are recorded on a trade-date basis.  Premiums and discounts are recognized in interest income using the interest method over the period to maturity or to call dates. Declines in the fair value of individual held to maturity and available for sale securities below cost that are other than temporary are reflected as write-downs of the individual securities to fair value.

Related write-downs are included in earnings as realized losses. In determining whether other than temporary impairment exists, management considers many factors, including (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and the ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Loans Held for Sale
Loans Held for Sale

Government guaranteed loans originated in the normal course of business are sometimes sold into the secondary market. These sales are of the guaranteed portion of the loans only. Loans that carry variable rates, which eliminate the market risk to the Bank, are carried at cost. Fixed rate loans are carried the lower of cost or market. There were no loans held for sale at December 31, 2014 and 2013.

Loans Receivable
Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal amount adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

Loan origination fees and certain direct origination costs are capitalized and recognized as an adjustment of the yield of the related loan using the interest method.  Discounts and premiums on any purchased residential real estate loans are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for anticipated prepayments.  Discounts and premiums on any purchased consumer loans are recognized over the expected lives of the loans using methods that approximate the interest method.

Interest is accrued and credited to income based on the principal amount outstanding.  The accrual of interest on impaired loans is discontinued when, in management’s opinion, the borrower may be unable to meet payments as they become due.  When the interest accrual is discontinued, all unpaid accrued interest is reversed.  Interest income is subsequently recognized only to the extent cash payments are received.  Payments received on nonaccrual loans are first applied to principal and any residual amounts are then applied to interest.  When facts and circumstances indicate the borrower has regained the ability to meet the required payments, the loan is returned to accrual status.  Past due loans are determined on the basis of contractual terms.

Allowance for Loan Losses
Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings.  Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and qualitative components.  The specific component relates to loans that are classified as impaired.  For loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.  The general component covers non-impaired loans and is based on historical loss experience adjusted for qualitative factors.  A qualitative component is maintained to cover uncertainties that could affect management’s estimate of probable losses.  The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures.

Property and Equipment
Property and Equipment

Land is carried at cost.  Premises, furniture and equipment, and leasehold improvements are carried at cost, less accumulated depreciation and amortization computed principally by the straight-line method over the following estimated useful lives:

Years

Buildings and improvements	10-40
Furniture and equipment	3-25

Foreclosed Assets
Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosure are to be sold and are initially recorded at the lower of the investment in the loan or fair value less anticipated cost to sell at the date of foreclosure establishing a new cost basis.  After foreclosure, valuations are periodically performed by management, and the assets are carried at the lower of carrying amount or fair value less cost to sell.  Revenue and expenses from operations and changes in the valuation allowance are included in foreclosed asset expense.

Goodwill
Goodwill

Goodwill consists of premiums paid on acquisitions of insurance agencies.  Goodwill is evaluated for impairment on an annual basis.  Any impairment is charged against income in the period of impairment.

Employee Benefit Plans
Employee Benefit Plans

The Company has a defined contribution plan qualifying under IRS Code Section 401(k). Employee contributions are matched by the Company up to the first six percent of an employee’s contribution. The Company match is expensed as incurred.

The Company has a noncontributory, nonqualified supplemental executive retirement plan (“SERP”) covering certain executive employees. The plan calls for monthly payments payable for the life of the executive, generally beginning at the age of 65. The SERP costs, which are actuarially determined and recorded on an unfunded basis, are charged to current operations and credited to a liability account on the consolidated balance sheets.

The Company has a deferred compensation plan under which directors may elect to defer their directors’ fees. Participating directors receive an additional 30% matching contribution from the Company. Benefit payments are paid for a specific number of years, generally beginning at age 65. The deferred compensation cost, including the Company’s matching contribution, are charged to current operations and credited to a liability account on the consolidated balance sheets.

Stock-based Compensation
Stock-based Compensation

The Company accounts for stock-based compensation in accordance with the provisions of Financial Accounting Standards Board (“FASB”) ASC (“Accounting Standards Codification”) 718, Compensation – Stock Compensation. Under the fair value recognition provisions of this statement, stock-based compensation is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which is the vesting period.

Transfers of Financial Assets
Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Income Taxes
Income Taxes

Income tax expense is based on amounts reported in the statements of income (after exclusion of non-taxable income such as interest on state and municipal securities) and consists of taxes currently due plus deferred taxes on temporary differences in the recognition of income and expense for tax and financial statement purposes.  Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled.  As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through income tax expense.

Deferred income tax liability relating to unrealized appreciation (or the deferred tax asset in the case of unrealized depreciation) on investment securities available for sale is recorded in other liabilities (assets).  Such unrealized appreciation or depreciation is recorded as an adjustment to equity in the financial statements and not included in income determination until realized.  Accordingly, the resulting deferred income tax liability or asset is also recorded as an adjustment to equity.

Basic Earnings per Common Share
Basic Earnings per Common Share

Basic earnings per common share is computed by dividing income available to common stockholders by the weighted average number of common shares outstanding during the period, after giving retroactive effect to stock splits and dividends.

Diluted Earnings per Common Share
Diluted Earnings per Common Share

The computation of diluted earnings per common share is similar to the computation of basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if dilutive potential common shares had been issued.  The numerator is adjusted for any changes in income that would result from the assumed conversion of those potential common shares.

Comprehensive Income
Comprehensive Income

Comprehensive income consists of net income plus certain other changes in assets and liabilities that are reported as separate components of stockholders’ equity rather than as income or expense. The Company’s other comprehensive income only consist of adjustments for unrealized gains or losses on investment securities available-for-sale.

Advertising Cost
Advertising Cost

The Company incurred marketing and advertising cost of $111,891 and $129,048 for the years ended December 31, 2014 and 2013, respectively.  The amounts are expensed as incurred and included in the statements of income under other expense.

Off-Balance Sheet Credit Related Financial Instruments
Off-Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under line of credit arrangements, commercial letters of credit, and standby letters of credit.  Such financial instruments are recorded when they are funded.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

FASB ASC 820, Fair Value Measurement and Disclosure, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments.  Certain financial instruments and all nonfinancial instruments are excluded from disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Reclassification
Reclassification

Certain reclassifications have been made to the prior years' financial statements to place them on a comparable basis with the current year.  Net income and stockholders’ equity previously reported were not affected by these reclassifications.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

The following is a summary of recent authoritative pronouncements:

In January 2014, the FASB amended Receivables topic of the Accounting Standards Codification. The amendments are intended to resolve diversity in practice with respect to when a creditor should reclassify a collateralized consumer mortgage loan to other real estate owned (OREO). In addition, the amendments require a creditor reclassify a collateralized consumer mortgage loan to OREO upon obtaining legal title to the real estate collateral, or the borrower voluntarily conveying all interest in the real estate property to the lender to satisfy the loan through a deed in lieu of foreclosure or similar legal agreement. The amendments will be effective for the Company for annual periods, and interim periods within those annual period beginning after December 15, 2014 with early implementation of the guidance permitted. In implementing this guidance, assets that are reclassified from real estate to loans are measured at the carrying value of the real estate at the date of adoption. Assets reclassified from loans to real estate are measured at the lower of the net amount of the loan receivable or the fair value of the real estate less costs to sell at the date of adoption. The Company will apply the amendments prospectively. The Company does not expect these amendments to have a material effect on its financial statements.

In May 2014, the FASB issued guidance to change the recognition of revenue from contracts with customers. The core principle of the new guidance is that an entity should recognize revenue to reflect the transfer of goods and services to customers in an amount equal to the consideration the entity receives or expects to receive. The guidance will be effective for the Company for reporting periods beginning after December 15, 2016. The Company will apply the guidance using a full retrospective approach. The Company does not expect these amendments to have a material effect on its financial statements.

In August 2014, the FASB issued guidance that is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. In connection with preparing financial statements, management will need to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the organization’s ability to continue as a going concern within one year after the date that the financial statements are issued. The amendments will be effective for the Company for annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. The Company does not expect these amendments to have a material effect on its financial statements.

In January 2015, the FASB issued guidance that eliminated the concept of extraordinary items from U.S. GAAP.  Existing U.S. GAAP required that an entity separately classify, present, and disclose extraordinary events and transactions. The amendments will eliminate the requirements for reporting entities to consider whether an underlying event or transaction is extraordinary, however, the presentation and disclosure guidance for items that are unusual in nature or occur infrequently will be retained and will be expanded to include items that are both unusual in nature and infrequently occurring.  The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The amendments may be applied either prospectively or retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The Company does not expect these amendments to have a material effect on its financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company’s financial position, results of operations, or cash flows.